Industry Segment Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Sales	$ 365,262	$ 398,779	$ 740,557	$ 815,371	$ 1,722,489	$ 1,605,316	$ 1,360,854
Operating Income (Loss)	(9,524)	6,987	(21,784)	21,121	23,882	(3,810)	(77,205)
Depreciation, Amortization, and Depletion	31,777	31,645	63,200	62,992	125,295	127,367	132,682
Capital spending	14,082	26,764	31,072	40,006	90,272	73,646	34,216
Coated and supercalendered
Segment Reporting Information [Line Items]
Net Sales					1,418,817	1,314,961	1,198,758
Operating Income (Loss)					3,470	(38,884)	(57,240)
Depreciation, Amortization, and Depletion					98,370	100,902	110,415
Capital spending					65,227	59,067	28,604
Hardwood market pulp
Segment Reporting Information [Line Items]
Net Sales	36,263	36,206	69,133	71,943	150,111	164,948	104,541
Operating Income (Loss)	3,291	7,051	4,252	16,315	33,357	49,267	(12,548)
Depreciation, Amortization, and Depletion	4,525	4,194	8,798	8,477	17,249	18,313	17,916
Capital spending	1,293	8,237	2,212	12,098	23,695	11,017	3,869
Other
Segment Reporting Information [Line Items]
Net Sales	44,032	41,921	83,242	71,086	153,561	125,407	57,555
Operating Income (Loss)	(6,526)	(4,694)	(10,936)	(8,048)	(12,945)	(14,193)	(7,417)
Depreciation, Amortization, and Depletion	3,072	2,648	5,602	4,596	9,676	8,152	4,351
Capital spending	940	131	1,561	347	1,350	3,562	1,743
Coated Papers
Segment Reporting Information [Line Items]
Net Sales	284,967	320,652	588,182	672,342
Operating Income (Loss)	(6,289)	4,630	(15,100)	12,854
Depreciation, Amortization, and Depletion	24,180	24,803	48,800	49,919
Capital spending	$ 11,849	$ 18,396	$ 27,299	$ 27,561